Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

Hedging Strategy

PCA is exposed to certain risks relating to its ongoing operations. When appropriate, the Company uses derivatives as a risk management tool to mitigate the potential impact of certain market risks. The primary risks managed by using derivative financial instruments are interest rate and foreign currency exchange rate risks. PCA does not enter into derivative financial instruments for trading or speculative purposes.

Interest Rate Risk

The Company has used treasury lock derivative instruments to manage interest costs and the risk associated with changing interest rates. In connection with contemplated issuances of ten-year debt securities, PCA entered into interest rate protection agreements with counterparties in 2003, 2008, 2010, and 2011 to protect against increases in the ten-year U.S. Treasury Note rate. These treasury rates served as references in determining the interest rates applicable to the debt securities the Company issued in July 2003, March 2008, February 2011, and June 2012. As a result of changes in the interest rates on those treasury securities between the time PCA entered into the derivative agreements and the time PCA priced and issued the debt securities, the Company: (1) received a payment of $22.8 million from the counterparty upon settlement of the 2003 interest rate protection agreement on July 21, 2003; (2) made a payment of $4.4 million to the counterparty upon settlement of the 2008 interest rate protection agreement on March 25, 2008; (3) received a payment of $9.9 million from the counterparties upon settlement of the 2010 interest rate protection agreements on February 4, 2011; and (4) made a payment of $65.5 million to the counterparty upon settlement of the 2011 interest rate protection agreement on June 26, 2012. The Company recorded the effective portion of the settlements in AOCI, and these amounts are being amortized over the terms of the respective notes.

During the second quarter of 2012, the Company recorded a charge of $3.4 million in interest expense as hedge ineffectiveness due to settling the 2011 interest rate protection agreement prior to its maturity of December 31, 2012. The Company calculated the ineffective portion of the hedge utilizing the hypothetical derivative method. Additionally, during the third quarter of 2012, the Company recorded a $2.2 million settlement gain in interest expense from the 2003 interest rate protection agreement that was written off due to the redemption of the 5.75% notes on July 26, 2012.

Foreign Currency Exchange Rate Risk

In connection with the energy optimization projects at its Valdosta, Georgia mill and Counce, Tennessee mill, the Company entered into foreign currency forward contracts in 2009 and 2010 to hedge its exposure to forecasted purchases of machinery and equipment denominated in foreign currencies. The foreign currency forward contracts were properly documented and designated as cash flow hedges at inception. By the end of 2011, all contracts had been settled for a loss of $0.7 million. The loss was recorded in accumulated OCI and is being amortized into cost of sales over the lives of the respective machinery and equipment.

Derivative Instruments

The impact of derivative instruments on the consolidated statements of income and accumulated OCI is as follows (dollars in thousands):

	Net Gain (Loss) Recognized in Accumulated OCI (Effective Portion) December 31
	2013	2012
Treasury locks, net of tax	$(28,191)	$(31,651)
Foreign currency exchange contracts, net of tax	(371)	(392)
Total	$(28,562)	$(32,043)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) Year Ended December 31
Location	2013	2012	2011
Amortization of treasury locks (included in interest expense, net)	$(5,655)	$435	$1,846
Amortization of foreign currency forward contracts (included in cost of sales)	(34)	(34)	(7)

The net amount of settlement gains or losses on derivative instruments included in accumulated OCI to be amortized over the next 12 months is a net loss of $5.7 million ($3.5 million after tax).